Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
Components of the provision for income taxes are as follows (in thousands):

	2012	2011	2010
Current provision:
Federal	$21,180	$16,918	$(1,620)
State and local	2,351	3,423	1,211
Foreign	(38)	(149)	116
	23,493	20,192	(293)
Deferred:
Federal	8,292	12,798	9,464
State and local	1,367	1,299	(830)
	9,659	14,097	8,634
	$33,152	$34,289	$8,341
The Company’s income tax expense is different from the amount computed by applying the federal statutory income tax rate to income before taxes as follows (in thousands):

	2012	2011	2010
Federal statutory tax on earnings before income taxes	$32,000	$33,280	$9,765
State income taxes, net of federal income tax benefit	2,190	3,283	299
Non-deductible lobbying and contributions	946	517	439
Tax credits and incentives	(494)	(775)	(36)
Non-deductible transaction costs	—	—	531
Tax adjustments	(1,093)	(434)	(1,960)
Accruals and settlements related to tax audits	(686)	(426)	(853)
Valuation allowance	—	105	—
Change in effective state tax rates	197	(714)	32
Other permanent differences	92	(547)	124
	$33,152	$34,289	$8,341

Schedule of deferred tax assets and liabilities
Components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	2012	2011
Deferred tax assets:
Deferred compensation plans	$12,022	$11,054
Deferred income	8,396	7,656
Allowance for uncollectible receivables	281	412
Deferred liabilities	4,239	5,294
Net operating losses and credit carryforward	20,749	25,828
Other	—	189
Deferred tax assets	45,687	50,433
Valuation allowance	(1,334)	(1,487)
Net deferred tax asset	44,353	48,946
Deferred tax liabilities:
Intangible assets in excess of tax basis	18,725	17,762
Property and equipment in excess of tax basis	40,175	38,009
Other	1,874	—
Deferred tax liabilities	60,774	55,771
Net deferred tax liability	$(16,421)	$(6,825)
Income taxes are classified in the balance sheet as follows:
Net current deferred tax asset	$8,227	$8,727
Net non-current deferred tax liability	(24,648)	(15,552)
	$(16,421)	$(6,825)

Schedule of valuation allowance for deferred tax assets
The changes in the valuation allowance for deferred tax assets for the years ended December 31, 2012 and 2011 are as follows (in thousands):

	2012	2011
Balance at beginning of the year	$1,487	$1,381
Charged to costs and expenses	—	106
Charged to comprehensive income	—	—
Charged to other accounts	33	—
Deductions	(186)	—
Balance at end of the year	$1,334	$1,487

Summary of income tax contingencies
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2012	2011	2010
Balance as of January 1	$2,109	$2,926	$2,967
Additions for tax positions related to the current year	—	—	585
Additions for tax positions of prior years	7,390	—	—
Reductions for tax positions of prior years	(934)	(817)	(626)
Balance as of December 31	$8,565	$2,109	$2,926